RELATED PARTIES (Tables)	12 Months Ended
Dec. 31, 2017
Compensation to the Non-Executive Directors [Member]
Related Party Transaction [Line Items]
Schedule of Related Party Transactions
Compensation to the non-executive directors:

	For the year ended December 31,
	2 0 1 7	2 0 1 6	2 0 1 5

Fees, including reimbursement of expenses	274	238	291
Share-based compensation	179	252	1,264
	453	490	1,555

Transactions with Related Parties [Member]
Related Party Transaction [Line Items]
Schedule of Related Party Transactions
Transactions with related parties:

	For the year ended December 31,
	2 0 1 7	2 0 1 6	2 0 1 5

Consulting fees, including share-based compensation and reimbursement of expenses (1) (2)	57	67	177
Key man life insurance premium (3)	1	12	11
	58	79	188

1.
On July 1, 2005, the Company entered into an agreement with Hadar Kimchy according to which Hadar Kimchy provided marketing communication and graphical design services to the Company in consideration for a monthly fee of NIS 10,260 ($3). On August 1, 2014, the monthly fee was increased to NIS 13,680 ($4).  Such services were provided to the Company by Sigalit Kimchy, who is employed by Hadar Kimchy. On April 4, 2016, the agreement was terminated.

On April 4, 2016, the Company entered into an employment agreement with Sigalit Kimchy, according to which Ms. Kimchy serves as marcom and user interface lead, in a 60% part-time role (no less than 112 hours per month), for a monthly salary of NIS 11,200 ($3), plus up to 35 monthly overtime hours at a gross monthly rate of NIS 2,800 ($782), or an aggregate monthly salary of up to NIS 14,000 ($4).  Ms. Kimchy is entitled to an education fund, managers' insurance or pension fund and reimbursement of monthly travel expenses.

2.
The Company engaged Mr. XiangQian (XQ) Lin, who has served as a director since February 24, 2015, to provide certain business development services in Asia under a consulting agreement entered into with him on June 1, 2015.  As compensation for his services, Mr. Lin is entitled to a monthly fee of $10 for up to five hours per month and $300 per hour for any consultancy hour exceeding such five hours required to perform such services.  In addition, during 2015 the Company awarded Mr. Lin a one-time option grant to purchase 4,070 ordinary shares, exercisable at $60.72 per share. Since January 1, 2016, the parties have agreed to temporarily suspend Mr. Lin's engagement until such time as the Company shall require further business development services in Asia; therefore, no expenses related to the agreement with Mr. Lin were recorded in the years ended December 31, 2017 and 2016.

3.
In connection with the asset transfer agreement entered into with the Predecessor Entity in May 2009, the Company assumed the former obligation of the Predecessor Entity to distribute any proceeds it collects on the $1 million key man life insurance policy with respect to Yoav Kimchy, the Company's chief technology officer and a former director, to the former holders of the Series A preferred units in an amount equal to their respective capital contributed to the Predecessor Entity, less any amounts previously distributed to them, plus any accrued and unpaid dividends due to them as of the date of distribution. On November 16, 2016, the Company cancelled the key man life insurance policy with respect to Yoav Kimchy.

IPO [Member]
Related Party Transaction [Line Items]
Schedule of Related Party Transactions
The units purchased by such shareholders, together with the proceeds, before expenses, to the Company, are shown in the table below:

Beneficial owner	Shares purchased	Series A Warrants purchased	Long Term Incentive Warrants purchased	Proceeds, before expenses, to the Company
Pontifax Funds	10,417	5,209	15,625	$750
Docor International B.V.	3,473	1,737	5,209	$250
Esco Ventures Pte Ltd	13,889	6,945	20,834	$1,000

Private Placement [Member]
Related Party Transaction [Line Items]
Schedule of Related Party Transactions
The units purchased, together with the proceeds, before expenses, to the Company, are shown in the table below:

Beneficial owner	CLA Warrants	Shares purchased	Series A Warrants purchased	Long Term Incentive Warrants purchased	Proceeds, before expenses, to the Company
Pontifax Funds	27,695	20,834	10,417	31,251	$1,500
Docor International B.V.	9,231	6,945	3,473	10,417	$500
Counterpoint Ventures Fund II LP	4,708	3,542	1,771	5,313	$255